Federated Hermes Short-Intermediate Government Fund
A Portfolio of Federated Hermes Short-Intermediate Government Trust
CLASS R SHARES (TICKER FIGKX)
SERVICE SHARES (TICKER FIGIX)
INSITUTIONAL SHARES (TICKER FIGTIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MARCH 31, 2025
Todd Abraham, CFA, will retire on April 3, 2026. Effective upon his retirement, Mr. Abraham will no longer serve as a portfolio manager of the Fund. Accordingly, effective April 3, 2026, please remove all references to Mr. Abraham.
J. Andrew Kirschler will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.
Effective December 31, 2025, Liam O’Connell, CFA, will serve as a portfolio manager of the Fund.
1. Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following for Mr. O’Connell:
“Liam O’Connell, CFA, Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.”
November 5, 2025

Federated Hermes Short Intermediate Government Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457145 (11/25)
© 2025 Federated Hermes, Inc.